Other Assets - Customer Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer financing receivables, net
Customer receivable sold	$ 34,200	$ 29,200
Customer financing receivables, Net, Current	151,360	109,773
Customer financing receivables, Net, Non-current	74,898	53,962
Customer portfolio segment
Customer financing receivables, net
Customer financing receivables, Gross, Current	167,985	114,677
Customer financing receivables, Gross, Non-current	77,847	56,914
Customer financing receivables, Gross	245,832	171,591
Allowance for credit losses, Current	(16,625)	(4,904)
Allowance for credit losses, Non-current	(2,949)	(2,952)
Allowance for credit losses	(19,574)	(7,856)	$ (3,888)	$ 0
Customer financing receivables, Net, Current	151,360	109,773
Customer financing receivables, Net, Non-current	74,898	53,962
Customer financing receivables, Net	$ 226,258	$ 163,735